UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-04760

                              Scudder Advisor Funds
                              ---------------------
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
                               -------------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period:  9/30/04
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Cash Management Portfolio
Investment Portfolio as of September 30, 2004 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------

                                                                                       Principal
                                                                                          Amount ($)                 Value ($)
                                                                                     -----------------------------------------

Certificates of Deposit and Bank Notes 19.2% ABN AMRO Bank NV:
1.17%, 1/3/2005                                                                          70,000,000                70,000,000
1.2%, 10/19/2004                                                                         30,000,000                30,000,447
Alliance & Leicester PLC, 1.245%, 10/27/2004                                             75,000,000                74,997,576
American Express Centurion Bank, 1.88%, 1/26/2005                                       116,750,000               116,742,365
Bank of America NA, 1.75%, 12/16/2004                                                    50,000,000                50,000,000
Barclays Bank PLC:
1.21%, 10/19/2004                                                                        65,000,000                64,995,959
1.27%, 1/12/2005                                                                         50,000,000                50,000,657
1.92%, 3/7/2005                                                                          50,000,000                50,000,000
BNP Paribas, 1.55%, 10/22/2004                                                           64,000,000                63,995,814
Calyon:
1.2%, 12/31/2004                                                                        100,000,000               100,000,000
1.27%, 12/31/2004                                                                        20,000,000                20,000,943
1.48%, 10/6/2004                                                                         75,000,000                75,000,000
Citibank New York NA, 1.64%, 11/5/2004                                                  135,000,000               135,000,000
Credit Suisse First Boston, 1.65%, 10/26/2004                                           200,000,000               200,000,000
Depfa Bank Europe PLC:
1.66%, 11/15/2004                                                                        65,000,000                65,000,000
2.06%, 3/24/2005                                                                         50,000,000                50,000,000
HBOS Treasury Services PLC:
1.65%, 11/5/2004                                                                         40,000,000                40,000,000
1.76%, 2/9/2005                                                                          40,000,000                40,001,443
HSBC Bank USA:
1.32%, 1/18/2005                                                                         50,000,000                50,000,000
1.6%, 11/10/2004                                                                         60,000,000                60,000,000
Landesbank Hessen-Thueringen Girozentrale, 1.26%, 10/28/2004                             50,000,000                49,990,965
National Australia Bank Ltd., 1.28%, 1/13/2005                                           40,000,000                40,000,000
Northern Rock PLC:
1.55%, 10/15/2004                                                                        75,000,000                75,000,000
1.55%, 10/22/2004                                                                        75,000,000                75,000,000
Societe Generale:
1.185%, 1/4/2005                                                                         20,000,000                20,000,000
1.65%, 11/22/2004                                                                        50,000,000                50,000,000
1.85%, 2/17/2005                                                                         75,000,000                74,991,367
Toronto Dominion Bank, 1.14%, 12/30/2004                                                 25,000,000                25,000,000
UniCredito Italiano SpA:
1.75%, 12/7/2004                                                                         50,000,000                50,000,000
2.01%, 3/21/2005                                                                        100,000,000                99,980,252
US Bank NA:
1.2%, 3/28/2005                                                                          30,000,000                29,888,696
1.85%, 1/26/2005                                                                         50,000,000                49,996,781
Wells Fargo Bank NA, 1.79%, 11/8/2004                                                   188,550,000               188,550,000
                                                                                                               --------------
Total Certificates of Deposit and Bank Notes (Cost $2,234,133,265)                                              2,234,133,265

US Government Sponsored Agencies 3.9%
Federal Home Loan Bank, 1.65%, 10/1/2004                                                 10,372,000                10,372,000
Federal Home Loan Mortgage Corp.:
1.4%**, 1/11/2005                                                                        25,000,000                24,900,834
1.5%, 2/14/2005                                                                          50,000,000                50,000,000
1.51%**, 10/29/2004                                                                      50,000,000                49,941,278
Series RB, 1.6%**, 11/9/2004                                                             20,000,000                19,965,333
1.64%**, 12/1/2004                                                                       50,000,000                49,861,055
1.64%**, 12/6/2004                                                                       35,000,000                34,894,767
Federal National Mortgage Association:
1.62%**, 11/3/2004                                                                       60,000,000                59,910,900
1.64%, 1/4/2005                                                                          90,000,000                90,000,000
1.75%, 5/23/2005                                                                         66,300,000                66,300,000
                                                                                                                 ------------
Total US Government Sponsored Agencies (Cost $456,146,167)                                                        456,146,167

Floating Rate Notes* 25.9%
Abbey National Treasury Services PLC, 1.653%, 12/8/2004                                 130,000,000               129,992,682
American Express Centurion Bank, 1.65%, 9/1/2005                                         50,000,000                50,017,426
American Express Credit Corp., 1.746%, 10/5/2005                                         45,000,000                45,047,969
American Honda Finance Corp.:
144A, 1.583%, 10/22/2004                                                                 50,000,000                50,000,000
144A, 2.061%, 11/15/2004                                                                 35,000,000                35,017,228
Banco Bilbao Vizcaya SA, 1.73%, 6/1/2005                                                 60,000,000                59,996,259
Bank of America NA, 1.82%, 12/9/2004                                                    260,000,000               260,000,000
Beta Finance, Inc., 1.693%, 10/12/2004                                                   50,000,000                49,999,851
Canadian Imperial Bank of Commerce:
1.65%, 11/8/2004                                                                         50,000,000                49,999,780
1.689%, 11/8/2004                                                                        55,000,000                55,000,359
1.78%, 5/31/2005                                                                        100,000,000                99,981,975
Credit Suisse First Boston, 1.87%, 9/9/2005                                              50,000,000                50,010,118
Depfa Bank Europe PLC, 1.86%, 9/15/2005                                                  32,000,000                32,000,000
Dorada Finance, Inc., 144A, 1.766%, 10/20/2004                                           20,000,000                19,999,903
Federal Home Loan Mortgage Corp.:
1.538%, 10/7/2005                                                                       100,000,000               100,000,000
1.665%, 11/7/2005                                                                        50,000,000                50,000,000
Federal National Mortgage Association, 1.74%, 12/9/2005                                  15,000,000                14,989,156
General Electric Capital Corp.:
1.86%, 10/25/2004                                                                        60,000,000                60,009,984
2.005%, 3/15/2005                                                                        25,000,000                25,018,478
2.075%, 5/12/2005                                                                        25,000,000                25,023,185
2.16%, 9/23/2005                                                                        100,000,000               100,338,516
Household Finance Corp.:
3.041%, 12/16/2004                                                                       40,000,000                40,128,806
3.38%, 12/16/2004                                                                        80,000,000                80,357,606
Links Finance LLC, 144A, 1.77%, 1/18/2005                                                45,000,000                45,006,008
Marshall & Ilsley Corp., 1.61%, 11/2/2004                                                10,000,000                 9,999,908
Merrill Lynch & Co., Inc.:
1.696%, 2/3/2009                                                                         35,000,000                35,000,000
1.91%, 1/13/2005                                                                         55,000,000                55,056,635
Morgan Stanley:
1.15%, 3/25/2005                                                                         80,000,000                80,000,000
1.19%, 1/5/2005                                                                          35,000,000                35,000,000
1.63%, 1/6/2005                                                                          50,000,000                50,000,000
1.82%, 2/18/2005                                                                         25,000,000                25,000,000
1.83%, 5/24/2005                                                                        100,000,000               100,000,000
1.9%, 4/19/2005                                                                          61,000,000                61,000,000
2.15%, 12/13/2004                                                                        41,500,000                41,526,683
Natexis Banque Populaires:
1.783%, 10/20/2004                                                                       60,000,000                59,999,370
1.95%, 12/13/2004                                                                        40,000,000                39,997,985
Nordea Bank Finland PLC, 1.754%, 12/20/2004                                              30,000,000                29,998,719
Pfizer, Inc., 144A, 1.748%, 10/7/2005                                                    70,000,000                70,000,000
Rabobank Nederland New York, 1.82%, 3/2/2005                                             40,000,000                40,003,250
Royal Bank of Scotland PLC, 1.76%, 9/29/2005                                             70,000,000                69,969,529
Societe Generale:
1.59%, 10/1/2004                                                                        100,000,000               100,000,000
1.629%, 12/6/2004                                                                        90,000,000                89,995,468
1.676%, 12/10/2004                                                                      150,000,000               149,989,862
1.778%, 11/30/2004                                                                       30,000,000                29,998,634
1.78%, 5/31/2005                                                                         50,000,000                49,990,888
SunTrust Bank NA, 1.81%, 4/1/2005                                                        60,000,000                59,996,880
Swedbank AB, 1.7%, 10/12/2004                                                           125,000,000               124,999,428
US Bank NA, 1.621%, 1/4/2005                                                             35,000,000                34,996,675
Westpac Banking Corp., 1.79%, 9/9/2005                                                   40,000,000                39,988,723
                                                                                                               --------------
Total Floating Rate Notes (Cost $3,010,443,926)                                                                 3,010,443,926

Commercial Paper 27.6%
Blue Ridge Asset Funding, 1.77%**, 10/20/2004                                            50,000,000                49,953,292
British Transco Capital, Inc., 1.77%**, 10/15/2004                                       35,000,000                34,975,908
Cancara Asset Securitization LLC, 1.78%**, 10/20/2004                                    15,062,000                15,047,850
CC (USA), Inc.:
1.6%**, 10/26/2004                                                                       50,000,000                49,944,444
1.92%**, 3/2/2005                                                                        51,000,000                50,586,560
CIT Group, Inc.:
1.26%**, 10/12/2004                                                                      25,000,000                24,990,375
1.55%**, 11/29/2004                                                                      20,000,000                19,949,194
1.96%**, 3/21/2005                                                                       28,055,000                27,793,808
Citigroup Global Markets Holdings, Inc., 1.78%**, 11/2/2004                             150,000,000               149,762,667
Credit Suisse First Boston, 1.65%, 11/16/2004                                            75,000,000                74,841,875
Danske Corp., 1.51%**, 11/23/2004                                                        49,250,000                49,140,515
Depfa Bank Europe PLC, 1.18%**, 11/19/2004                                               25,000,000                24,959,847
Dorada Finance, Inc., 1.55%**, 10/15/2004                                                49,000,000                48,970,464
Falcon Asset Securitization Corp.:
1.7%**, 10/8/2004                                                                        24,483,000                24,474,907
1.88%**, 10/1/2004                                                                       10,765,000                10,765,000
General Electric Capital Corp.:
1.5%**, 11/17/2004                                                                       25,000,000                24,951,042
1.88%**, 2/1/2005                                                                       157,000,000               155,991,536
Giro Funding US Corp.:
1.61%**, 11/8/2004                                                                       35,000,000                34,940,519
1.68%**, 10/7/2004                                                                       15,000,000                14,995,800
1.75%**, 10/15/2004                                                                      90,193,000                90,131,619
Grampian Funding Ltd.:
1.52%**, 11/22/2004                                                                      83,000,000                82,817,769
1.68%**, 12/13/2004                                                                      95,000,000                94,676,367
2.04%**, 3/22/2005                                                                      140,000,000               138,635,466
Greyhawk Funding LLC:
1.61%**, 11/8/2004                                                                       44,000,000                43,925,224
1.7%**, 10/7/2004                                                                        22,000,000                21,993,767
1.77%**, 11/5/2004                                                                       75,000,000                74,870,938
1.8%**, 10/13/2004                                                                      150,000,000               149,910,000
Hewlett Packard Co., 1.61%, 10/28/2004                                                   25,000,000                24,969,813
Irish Life and Permanent PLC:
1.61%**, 10/27/2004                                                                      75,000,000                74,912,792
1.92%**, 3/1/2005                                                                        35,000,000                34,718,133
2.0%**, 3/8/2005                                                                         18,000,000                17,842,000
Jupiter Securitization Corp.:
1.78%**, 10/18/2004                                                                      53,595,000                53,549,950
1.78%**, 10/20/2004                                                                     130,000,000               129,877,872
1.8%**, 10/28/2004                                                                       65,000,000                64,912,250
1.8%**, 11/1/2004                                                                        35,000,000                34,945,750
K2 (USA) LLC:
1.51%**, 11/30/2004                                                                      20,900,000                20,847,402
1.55%**, 10/15/2004                                                                      30,200,000                30,181,796
1.6%**, 10/25/2004                                                                       33,000,000                32,964,800
1.87%**, 1/28/2005                                                                       40,000,000                39,752,744
1.93%**, 2/23/2005                                                                       25,300,000                25,103,328
2.0%**, 3/14/2005                                                                        32,000,000                31,708,444
2.01%**, 2/28/2005                                                                       27,400,000                27,170,525
KFW International Finance Inc., 1.23%**, 11/10/2004                                      35,000,000                34,952,167
Lake Constance Funding LLC, 1.72%**, 10/13/2004                                          58,000,000                57,966,747
Liberty Street Funding Corp., 1.78%**, 10/25/2004                                        25,000,000                24,970,333
Northern Rock PLC, 1.75%**, 12/1/2004                                                    24,423,000                24,350,579
Park Avenue Receivables Corp., 1.7%**, 10/8/2004                                         89,000,000                88,970,581
Perry Global Funding LLC, 1.79%**, 10/27/2004                                            12,405,000                12,388,963
Preferred Receivables Funding, 1.78%**, 10/8/2004                                       165,000,000               164,942,892
Province of Quebec, 1.45%**, 1/11/2005                                                   50,000,000                49,794,583
RWE AG, 1.56%**, 10/18/2004                                                              22,000,000                21,983,793
Scaldis Capital LLC:
1.52%**, 11/24/2004                                                                      20,037,000                19,991,316
1.53%**, 11/16/2004                                                                      17,468,000                17,433,850
1.75%**, 12/2/2004                                                                       29,000,000                28,912,597
1.78%**, 10/20/2004                                                                      45,000,000                44,957,725
1.93%**, 2/18/2005                                                                       29,927,000                29,702,381
Sheffield Receivables Corp.:
1.53%**, 11/19/2004                                                                      35,000,000                34,927,112
1.75%**, 10/15/2004                                                                     130,000,000               129,911,528
Spintab Swedmortgage, 1.745%**, 12/2/2004                                                75,000,000                74,774,604
Svenska Handlesbanken, Inc., 1.175%**, 10/19/2004                                       125,000,000               124,926,563
                                                                                                               --------------
Total Commercial Paper (Cost $3,213,312,666)                                                                    3,213,312,666

Short Term Notes 3.1%
Bear Stearns & Co., Inc.:
1.9%*, 3/31/2005                                                                        210,000,000               210,000,000
2.03%*, 3/31/2005                                                                       150,000,000               150,000,000
                                                                                                               --------------
Total Short Term Notes (Cost $360,000,000)                                                                        360,000,000

Funding Agreements 2.6%
GE Capital Assurance Co.:
1.769%*, 1/25/2005                                                                       75,000,000                75,000,000
2.1%*, 9/1/2005                                                                          60,000,000                60,000,000
New York Life Insurance Co., 2.0%*, 9/20/2005                                            60,000,000                60,000,000
Security Life of Denver, 1.78%*, 1/31/2005                                               50,000,000                50,000,000
Travelers Insurance Co.:
1.68%*, 4/1/2005                                                                         30,000,000                30,000,000
1.74%*, 1/27/2005                                                                        30,000,000                30,000,000
                                                                                                                 ------------
Total Funding Agreements (Cost $305,000,000)                                                                      305,000,000

Asset Backed 0.4%
Nissan Auto Receivables Owners Trust, "1A1", Series 2004-A,
1.07%, 3/15/2005                                                                          1,382,111                 1,382,111
Permanent Financing PLC, "1A", Series 4, 1.69%*, 3/10/2005                               50,000,000                50,000,000
                                                                                                                 ------------
Total Asset Backed (Cost $51,382,111)                                                                              51,382,111

Promissory Notes 4.9%
Goldman Sachs Group, Inc.:
1.25%, 10/25/2004                                                                       250,000,000               250,000,000
1.26%, 11/8/2004                                                                         40,000,000                40,000,000
1.31%, 11/24/2004                                                                        75,000,000                75,000,000
1.94%*, 5/26/2005                                                                       200,000,000               200,000,000
                                                                                                               --------------
Total Promissory Notes (Cost $565,000,000)                                                                        565,000,000

Time Deposit 5.6%
Banco Bilbao Vizcaya SA, 1.83%, 10/6/2004                                               100,000,000               100,000,000
ING Belgium NV, 2.0%, 10/1/2004                                                         100,000,000               100,000,000
KBC Bank NV, 2.0%, 10/1/2004                                                            100,000,000               100,000,000
Wells Fargo Bank, 1.969%, 10/1/2004                                                     357,371,892               357,371,892
                                                                                                               --------------
Total Time Deposit (Cost $657,371,892)                                                                            657,371,892

Repurchase Agreements 4.4%
Credit Suisse First Boston Corp., 1.76%, dated 09/30/2004, to
be repurchased at $11,059,564 on 10/01/2004 (a)                                          11,059,023                11,059,023
Goldman Sachs Co., Inc., 1.81%, dated 09/27/2004, to be
repurchased at $183,564,582 on 10/04/2004 (b)                                           183,500,000               183,500,000
Goldman Sachs Co., Inc., 1.82%, dated 09/29/2004, to be
repurchased at $150,053,083 on 10/06/2004 (b)                                           150,000,000               150,000,000
JPMorgan Chase, Inc., 1.70%, dated 09/30/2004, to be repurchased
at $25,001,181 on 10/01/2004 (c)                                                         25,000,000                25,000,000
JPMorgan Chase, Inc., 1.91%, dated 09/30/2004, to be repurchased
at $137,070,851 on 10/01/2004 (d)                                                       137,063,579               137,063,579
                                                                                                               --------------
Total Repurchase Agreements (Cost $506,622,602)                                                                   506,622,602


                                                                                               % of
                                                                                               Net Assets            Value ($)
                                                                                               ----------            ---------

Total Investment Portfolio  (Cost $11,359,412,629)                                             97.6            11,359,412,629
Other Assets and Liabilities, Net                                                               2.4               284,868,198
                                                                                                               --------------
Net Assets                                                                                    100.0            11,644,280,827
                                                                                                               ==============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2004.

** Annualized yield at time of purchase; not a coupon rate.

*** Rate shown is annualized seven-day yield at period end,

(a) Collateralized by a 12,485,000 of US Treasury Bond Strip securities, maturing on 2/15/2008 with a value of $11,283,818.

(b) Collateralized by 336,480,845 of Federal National Mortgage Association securities, with various coupon rates from 3.813% to 6.0%, with various matures of 5/1/2024 to 9/1/2034 with a value of $341,170,001.

(c) Collateralized by 24,565,000 of Federal Home Loan Mortgage Corp. securities, with various coupon rates from Zero Coupon to 5.75%, with various matures of 2/18/2008 to 6/1/2017 with a value of $26,500,809.

(d) Collateralized by 260,754,347 of Federal National Mortgage Association Strip securities, with various coupon rates from Zero Coupon to 5.5%, with various matures of 7/1/2031 to 8/1/2034 with a value of $141,176,639.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Additional Information:
On September 30, 2004 the Cash Management Fund Investment had a proportional ownership interest in the Scudder Cash Management Portfolio of 1.0%.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Cash Management Fund


By:                                 /s/Julian Sluyters
                                    ------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               November 19, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Cash Management Fund


By:                                 /s/Julian Sluyters
                                    ------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               November 19, 2004



By:                                 /s/Paul Schubert
                                    ------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               November 19, 2004